Leases - Summary of Amounts Recognized In The Consolidated Income Statement (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities Amounts Recognized In The Consolidated Income Statement [Abstract]
Interest expense on lease liabilities	$ 67.8	₨ 4,959.8	₨ 4,692.5
Variable lease payment not included in the measurement of lease liabilities	0.0	600,000	29,800,000
Expenses related to short-term leases	13.0	949.1	1,553.4
Expenses related to low-value assets, excluding short-term leases of low-value assets	$ 10.4	₨ 756,900,000	₨ 695,600,000